Basis of presentation and summary of significant accounting policies- Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021
Accounting Policies [Line Items]
Gain on Verici deconsolidation			$ 0	$ 46,000
Cash current	$ 39,900,000		39,900,000		$ 65,200,000
Cash equivalents current	39,928,000		39,928,000		65,128,000
Accounts receivable reserves recorded amount	0		0		$ 0
Kantaro Bio Sciences LLC [Member]
Accounting Policies [Line Items]
Performance of the contract liability	$ 100,000	$ 300,000	$ 100,000	800,000
Equity method investment ownership percentage	25.00%		25.00%		25.00%
Verici Dx Limited [Member]
Accounting Policies [Line Items]
Equity method investments fair value disclosure	$ 7,000,000.0		$ 7,000,000.0		$ 9,300,000
Fair value adjustment of investments	$ 1,400,000	$ 5,000,000.0	$ 2,000,000.0	$ 5,000,000.0
Percentage owned in the ordinary shares			6.90%		6.90%
Share-based Payment Arrangement, Option [Member]
Accounting Policies [Line Items]
Antidilutive securities excluded from the computation of earnings per share			4,372,901	3,408,858